Expense Example - Center Coast Brookfield Midstream Focus Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,168
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	2,554
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	$ 1,487